Borrowings	12 Months Ended
Dec. 31, 2015
Borrowings [Abstract]
BORROWINGS

NOTE 7 – BORROWINGS

Short-term borrowings at December 31 consist of the following:

	2015	2014
	( In Thousands)
Securities sold under agreements to repurchase	$33,563	$25,695
Federal Home Loan Bank short-term borrowings	19,672	-
	$53,235	$25,695

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2015	2014
	(Dollars In Thousands)
Average balance during the year	$34,057	$36,514
Average interest rate during the year	0.25%	0.21%
Maximum month-end balance during the year	$55,183	$49,634
Weighted average interest rate at the end of the year	0.36%	0.20%

Securities sold under agreements to repurchase generally mature within one day to one year from the transaction date. Securities with an amortized cost and fair value of $36,797,000 and $36,316,000 at December 31, 2015 and $28,914,000 and $28,437,000 at December 31, 2014, respectively, were pledged as collateral for these agreements. The securities underlying the agreements were under the Company’s control.

The collateral pledged for repurchase agreements that are classified as secured borrowings is summarized as follows:

	As of December 31, 2015
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Obligations of U.S. Government agencies	$35,515	$139	$277	$385	$36,316

Total liability recognized for repurchase agreements					$33,563

The Company has a line of credit commitment available from the FHLB of Pittsburgh for borrowings of up to $139,144,000 which expires in May, 2016.  At December 31, 2015, there were $19,672,000 of borrowings outstanding on this line.  There were no borrowings under this line of credit at December 31, 2014. The Company has a line of credit commitment available from Atlantic Community Bankers Bank for $7,000,000 which expires on June 30, 2016.  There were no borrowings under this line of credit at December 31, 2015 and 2014. The Company has a line of credit commitment available from PNC Bank for $16,000,000 at December 31, 2015. There were no borrowings under this line of credit at December 31, 2015 and December 31, 2014.  The Company also has a line of credit commitment from Zion’s Bank for $17,000,000.  There were no borrowings under this line of credit at December 31, 2015 and December 31, 2014.

Other borrowings consisted of the following at December 31, 2015 and 2014:

	2015	2014
	(In Thousands)

Notes with the FHLB:

Convertible note due July 2015 at 4.34%	$-	$7,111
Convertible note due January 2017 at 4.71%	10,000	10,000
Amortizing fixed rate borrowing due December 2017 at 1.27%	8,000	-
Amortizing fixed rate borrowing due January 2018 at 0.91%	1,267	1,866
Amortizing fixed rate borrowing due December 2018 at 1.42%	2,434	3,223
Amortizing fixed rate borrowing due June 2020 at 1.49%	9,033	-
Amortizing fixed rate borrowing due December 2020 at 1.71%	5,000	-
Amortizing fixed rate borrowing due March 2022 at 1.75%	5,392	-
	$41,126	$22,200

The convertible note contains an option which allows the FHLB, at quarterly intervals, to change the note to an adjustable-rate advance at three-month LIBOR plus 17 basis points. If the note is converted, the option allows the Bank to put the funds back to the FHLB at no charge.

Contractual maturities of other borrowings at December 31, 2015 are as follows (in thousands):

2017	$18,000
2018	3,701
2020	14,033
2022	5,392
$41,126

The Bank’s maximum borrowing capacity with the FHLB was $281,493,000 of which $60,798,000 was outstanding at December 31, 2015. Advances from the FHLB are secured by qualifying assets of the Bank.